Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Net accumulated loss-carry forward		$ 20,634,308
Less: valuation allowance		(20,634,308)
Net deferred tax assets
Intangible assets arising from acquisition		(1,514,060)
Deferred tax liabilities from discontinued operations (Note 15)		1,514,060
Total deferred tax liabilities